American United Life Insurance Company(R)
         One American Square
         P.O. Box 368
         Indianapolis, Indiana 46206-0368
         Telephone (317) 285-1869

                                                                     May 9, 2007


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      AUL American Individual Unit Trust
                  American United Life Insurance Company(R)
                  (File No. 033-79562)

Dear Sir or Madam:

     This is to certify that the most recent amendment to the Registration Statement of the AUL American Individual Unit Trust was filed electronically and that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 do not differ from those contained in the most recent amendment to the Registration Statement.

     No fees are  required in  connection  with this  filing.  Please call me at
(317) 285-2241 with any questions or comments regarding the attached.

Cordially,


/s/ Thomas M. Zurek
Thomas M. Zurek
General Counsel & Secretary
American United Life Insurance Company(R)